PREPAID EXPENSES AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2012
Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets consist of the following:

	December 31,
	2011	2012
	RMB	RMB	US$
Prepaid expenses for bandwidth, rented computer rooms and cabinets	15,478	19,913	3,196
Staff field advances	993	2,530	406
Interest receivable	10,295	6,998	1,123
Loans to shareholder of iJoy (Note 4)	—	12,885	2,068
Receivables for the disposal of certain construction-in-progress	—	20,290	3,257
Tax recoverable	2,140	8,422	1,352
Office deposits	4,612	8,288	1,330
Other receivables	14,057	16,430	2,638

	47,575	95,756	15,370